Cash Equivalents and Short Term Investments - Narrative (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Cash Equivalents And Short Term Investments [Abstract]
Cash equivalents	$ 9,204,919	$ 10,679,992
Current annual interest rate	1.38%	0.96%